Summary of significant accounting policies - Recent accounting pronouncements (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of initial application of standards or interpretations [line items]
Operating lease commitments	$ 90	$ 68	$ 63
Increase (decrease) due to application of IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Group has gathered and assessed the data | item	2,000
Increase (decrease) due to application of IFRS 16 | Minimum
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	$ 275
Lease liabilities	325
Operating lease commitments	70
Increase (decrease) due to application of IFRS 16 | Maximum
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	300
Lease liabilities	350
Operating lease commitments	$ 80